Consolidated Statement of Cash Flows (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement of Cash Flows [Abstract]
of which: Senior long-term debt issuances	€ 13,500	€ 6,500
of which: Repayments and extinguishments	2,400	1,200
of which: Issuances	25,900	26,800
of which: Repayments and extinguishments	33,200	40,100
Total non-cash changes for Subordinated Long Term Debt	532	(31)
of which: Driven by FV changes	90	139
of which: Driven by FX movements	432	(173)
Non-cash changes for Trust Preferred Securities	3	15
of which: Driven by FV Changes	(3)	8
Non-cash changes for Lease Liabilities	673	669
of which: Driven by FX movements	107	(65)
Time deposits not included in central bank balances	21,200	19,100
Time deposits not included in Interbank balances	1,900	1,700
Cash and central bank balances include time and demand deposits at the Russian Central Bank	377	612
There of Demand deposits qualifying as cash and cash equivalent at the Russian Central Bank	€ 15	€ 30